Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment Long-Lived Assets
Impairment charges	$ 0	$ 0	$ 0
Minimum
Intangibles
Estimated economic useful life	2 years
Maximum
Intangibles
Estimated economic useful life	20 years